REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2019	2018
Customer 1	$600,171	$453,561
Customer 2	504,763	419,907
Customer 3	344,534	390,745
Customer 4	335,755	358,087
Customer 5	329,804	—
Total sales to customers exceeding 10% of revenues from mining operations	$2,115,027	$1,622,300
Percentage of total revenues from mining operations	84.8%	74.0%

Schedule of total revenues from mining operations

	Year Ended December 31,
	2019	2018
Revenue from contracts with customers	$2,496,878	$2,192,044
Provisional pricing adjustments on concentrate sales	(1,986)	(823)
Total revenues from mining operations	$2,494,892	$2,191,221

Schedule of revenues from contracts with customers by metal

The following table sets out the disaggregation of revenue by metal:

	Year Ended December 31,
	2019	2018
Revenues from contracts with customers:
Gold	$2,392,739	$2,080,270
Silver	73,297	75,676
Zinc	18,128	15,293
Copper	12,714	20,805
Total revenues from contracts with customers	$2,496,878	$2,192,044